Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Operating Loss Carryforwards [Line Items]
Change in valuation allowance	$ (1,044)	$ 9,672	$ (58)
Unrecognized tax benefits	0	0
Accrued interest related to uncertain tax positions	0	0
Valuation allowance	$ 10,161	$ 9,902
Effective income tax rate	67.50%	120.30%	(4.40%)
Change in federal income tax rate and tax methods	$ (3,846)	$ (716)	$ (1,869)
Net operating loss carryforwards, employment tax credits	600
Reduced value of employment tax credits if unutilized after various times beginning 2038	100
Deferred tax benefit related to state net operating loss carryforwards	200
Continuing Operations
Operating Loss Carryforwards [Line Items]
Change in valuation allowance	300	9,300
Discontinued Operations
Operating Loss Carryforwards [Line Items]
Change in valuation allowance	$ (700)	400
Federal
Operating Loss Carryforwards [Line Items]
Change in valuation allowance		6,200
State
Operating Loss Carryforwards [Line Items]
Change in valuation allowance		$ 3,100